October 28, 2002



Securities and Exchange Commission
450 5 Street, N.W.

Washington, DC 20549


 RE: Midland National Life Separate Account C File Number 333-71800

Commissioners:

Enclosed for filing is Post-Effective Amendment Number 4 to the above referenced Form N-4 Registration Statement.

This amendment is being filed pursuant to paragraph (b) Rule 485, and pursuant to subparagraph (b) (4) of that Rule, we certify the amendment does not contain disclosure which would render it ineligible to become effective pursuant to said paragraph (b).

If you have any comments or questions about this filing, please contact Fred Bellamy of Sutherland Asbill and Brennan L L P at 202-383-0126.

Sincerely,





Tracy Michels
Assistant Vice President
Compliance

                           Registration No. 333-71800
                         Post-Effective Amendment No. 4
                                    FORM N-4
                                    --------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                       ---

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                       ---

                         Pre-Effective Amendment No. ___
                        Post-Effective Amendment No. _4_

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. _4_

                    MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C
                           (Exact Name of Registrant)
                     MIDLAND NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)
                     One Midland Plaza Sioux Falls, SD 57193
               (Address of Depositor's Principal Executive Office)
                                  605-335-5700
              (Depositor's Telephone Number, including Area Code:)

                            -------------------------

          Jack L. Briggs, Vice President, Secretary and General Counsel
                     Midland National Life Insurance Company
                     One Midland Plaza Sioux Falls, SD 57193
                     (Name and Address of Agent for Service)

                          Copy to: Frederick R. Bellamy
                        Sutherland Asbill & Brennan L L P
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2404

It is proposed that this filing will become effective (check appropriate line):

         _X_ immediately upon filing pursuant to paragraph (b) of Rule 485 ___ on May 1, 2002 pursuant to paragraph (b) of Rule 485
         ___ 60 days after filing pursuant to paragraph (a) (1) of Rule 485
         ___ on ___(date)________ pursuant to paragraph (a) (1) of Rule 485


If appropriate, check the following line:

         ___ the Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                     Titles of Securities Being Registered:

                       National Advantage Variable Annuity

                 NATIONAL ADVANTAGE VARIABLE ANNUITY PROSPECTUS
                   Flexible Premium Deferred Variable Annuity
               issued by: Midland National Life Insurance Company
              through the Midland National Life Separate Account C
                        Supplement dated November 1, 2002
                         to Prospectus Dated May 1, 2002

This supplement to the prospectus for the National Advantage Variable Annuity describes three new investment options.

On page 1, add the following portfolios:

o        Van Eck Worldwide Bond Fund
o        Van Eck Worldwide Real Estate Fund
o        Van Eck Levin Mid Cap Value Fund

On pages 8 and 9, replace the reference to Van Eck Global Worldwide Insurance Trust and LEVCO Series Trust with the following:

The investment divisions that invest in portfolios of the Van Eck Global Worldwide Insurance Trust are:

o        Worldwide Hard Assets Fund
o        Worldwide Emerging Markets Fund
o        Worldwide Bond Fund
o        Worldwide Real Estate Fund

The investment divisions that invest in portfolios of the LEVCO Series Trust are:

o        LEVCO Equity Value Fund
o        Van Eck Levin Mid Cap Value Fund

On page 14, add the following information to the "Portfolio Annual Expenses" table:

Portfolio Annual Expenses(1)

                                                Management           12b-1           Other        Total Annual
                                                   Fees              Fees          Expenses         Expenses
Van Eck Worldwide Bond Fund (18)                   1.00%             0.00%           0.24%           1.24%
Van Eck Worldwide Real Estate Fund (19)            1.00%             0.00%           0.62%           1.62%
Van Eck Levin Mid Cap Value Fund (20)              1.00%             0.00%           0.74%           1.74%


     (1) The underlying fund data was provided by the funds or their managers. Midland has not independently verified the accuracy of the fund data.

     (18) Total Annual Expenses excluding interest expense would be 1.19%. The Fund pays the Adviser a monthly fee at the annual rate of 1.00% of the first $500 million of the average daily net assets of the Fund, 0.90 of 1.00% of the next $250 million, and 0.70 of the assets in excess of $750 million. This includes the fee paid to the Adviser for accounting and administrative services.

     (19) Total Annual Expenses after Advisory fee waiver and expense reimbursement with brokers would be 1.50%. These fee waivers are not contractual and may be discontinued at the discretion of the Adviser. The Fund pays the Adviser a monthly fee at the annual rate of 1.00% of average daily net assets (.88% net of fee waivers). This includes the fee paid to the Adviser for accounting and administrative services.

     (20) Other Expenses are estimated based on an assumption of average Fund net assets of approximately $25 million for 2002.

On pages 17 through 24, add the following information to the Expense Examples:

The Prospectus contains examples showing the expenses you would pay under the Contract, based on different sets of assumptions. Examples 2, 4, and 5 assume that all Riders are elected. However, these examples do not reflect the cost of the Surrender Charge Duration Rider, since that Rider cannot be elected in combination with the Bonus Credit or Higher Education Riders.

         Example 1                                    One Year     Three Years
         Van Eck Worldwide Bond Fund                     87           126
         Van Eck Worldwide Real Estate Fund              90           137
         Van Eck Levin Mid Cap Value Fund                92           141

         Example 2                                    One Year     Three Years
         Van Eck Worldwide Bond Fund                     115          208
         Van Eck Worldwide Real Estate Fund              119          219
         Van Eck Levin Mid Cap Value Fund                120          223

         Example 3                                    One Year     Three Years
         Van Eck Worldwide Bond Fund                     24           72
         Van Eck Worldwide Real Estate Fund              27           83
         Van Eck Levin Mid Cap Value Fund                29           87

         Example 4                                    One Year     Three Years
         Van Eck Worldwide Bond Fund                     52           154
         Van Eck Worldwide Real Estate Fund              56           165
         Van Eck Levin Mid Cap Value Fund                57           169

         Example 5                                    One Year     Three Years
         Van Eck Worldwide Bond Fund                     156          320
         Van Eck Worldwide Real Estate Fund              159          330
         Van Eck Levin Mid Cap Value Fund                161          333

These expense examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical; past or future annual returns may be greater or lesser than the assumed amount.

On page 25, the first sentence under "The Funds" should read:

Each of the 52 portfolios available under the contract is commonly called a mutual fund.

On page 26, add the following information to the "Investment Policies Of The
Funds' Portfolios":

     Portfolio                     Objective

     Van Eck Worldwide             Seeks high total return--income plus capital appreciation--by investing
     Bond Fund                     globally, primarily in a variety of debt securities.

     Van Eck Worldwide             Seeks to maximize return by investing in equity securities of domestic and
     Real Estate Fund              foreign companies that own significant real estate assets or that assets or that principally are engaged in the real estate industry.

     Van Eck Levin Mid Cap         Seeks to achieve long-term growth of capital.  The Fund pursues this goal by
     Value Fund                    investing at least 80% of its net assets in common stocks of "mid-cap"
                                   companies and other securities relating to such companies that have equity characteristics.

           The following are incorporated in this filing by reference:

                               Parts A, B and C of
                         Post-Effective Amendment No. 1
                         To this registration Statement
                              File Number 333-71800
                         As filed on April 22, 2002 for
                    Midland National Life Separate Account C

                                   SIGNATURES

As required by the Securities Act of 1933, and under the Investment Company Act of 1940, the Registrant, Midland National Life Separate Account C certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf in the City of Sioux Falls, South Dakota, on the 25th day of October, 2002.

                                    Midland National Life Separate Account C

(Seal)                           By: Midland National Life Insurance Company

                                      By:/s/___________________________________
                                                        Michael M. Masterson
                                                       Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following Directors of Midland National Life Insurance Company in the capacities and on the dates indicated.

Signature                  Title                                Date

/s/___________________     Director, Chairman of the Board,     October 25, 2002
Michael M. Masterson       Chief Executive Officer

/s/___________________     Director, President                  October 25, 2002
John J. Craig II           and Chief Operating Officer

/s/___________________     Director, Senior Vice President      October 25, 2002
Steven C. Palmitier        and Chief Marketing Officer

/s/___________________     Director, Senior Vice President      October 25, 2002
Donald J. Iverson          and Corporate Actuary

/s/___________________     Director, Senior Vice President-     October 25, 2002
Stephen P. Horvat, Jr.     Legal

/s/___________________     Senior Vice President                October 25, 2002
Thomas M. Meyer            and Chief Financial Officer

______________________     Director, Chief Executive Officer
Robert W. Korba            and President of Sammons
                           (Parent Company of Midland
                           National Life Insurance Company)